Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities	The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of June 30, 2023, and December 31, 2022. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of June 30, 2023, and December 31, 2022, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of June 30, 2023	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,556,462	—	—	—	—	12,556,462	—	12,556,462	—	12,556,462
Equity instruments (1)	—	—	355,252	—	—	355,252	—	355,252	—	355,252
Total	12,556,462	—	355,252	—	—	12,911,714
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	64,115,200	—	64,115,200	—	—	—	—
Customers	—	—	—	113,476,185	—	113,476,185	—	—	—	—
Officials and employees	—	—	—	5,179,999	—	5,179,999	—	—	—	—
Sundry debtors	—	—	—	50,141,443	—	50,141,443	—	—	—	—
Investments in joint ventures and associates	—	—	—	1,787,482	—	1,787,482	—	—	—	—
Notes receivable	—	—	—	1,372,338	—	1,372,338	—	—	—	—
Mexican Government Bonds	—	—	—	82,098,172	—	82,098,172	80,144,423	—	—	80,144,423
Other assets	—	—	—	4,162,711	—	4,162,711	—	—	—	—
Total	—	—	—	322,333,530	—	322,333,530
Financial liabilities measured at fair value
Derivative financial instruments	(31,231,609)	—	—	—	—	(31,231,609)	—	(31,231,609)	—	(31,231,609)
Total	(31,231,609)	—	—	—	—	(31,231,609)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(231,157,760)	(231,157,760)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(90,734,407)	(90,734,407)	—	—	—	—
Leases	—	—	—	—	(45,215,204)	(45,215,204)	—	—	—	—
Debt	—	—	—	—	(1,886,616,956)	(1,886,616,956)	—	(1,621,807,044)	—	(1,621,807,044)
Total	—	—	—	—	(2,253,724,327)	(2,253,724,327)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2022	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,755,568	—	—	—	—	12,755,568	—	12,755,568	—	12,755,568
Equity instruments (1)	—	—	370,317	—	—	370,317	—	370,317	—	370,317
Total	12,755,568	—	370,317	—	—	13,125,885
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	64,414,511	—	64,414,511	—	—	—	—
Customers	—	—	—	107,117,145	—	107,117,145	—	—	—	—
Officials and employees	—	—	—	4,965,645	—	4,965,645	—	—	—	—
Sundry debtors	—	—	—	40,074,758	—	40,074,758	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,043,966	—	2,043,966	—	—	—	—
Notes receivable	—	—	—	1,334,126	—	1,334,126	—	—	—	—
Mexican Government Bonds	—	—	—	110,179,517	—	110,179,517	108,062,414	—	—	108,062,414
Other assets	—	—	—	4,602,021	—	4,602,021	—	—	—	—
Total	—	—	—	334,731,689	—	334,731,689
Financial liabilities measured at fair value
Derivative financial instruments	(22,242,056)	—	—	—	—	(22,242,056)	—	(22,242,056)	—	(22,242,056)
Total	(22,242,056)	—	—	—	—	(22,242,056)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(282,245,250)	(282,245,250)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(81,808,426)	(81,808,426)	—	—	—	—
Leases	—	—	—	—	(51,131,575)	(51,131,575)	—	—	—	—
Debt	—	—	—	—	(2,091,463,996)	(2,091,463,996)	—	(1,853,421,785)	—	(1,853,421,785)
Total	—	—	—	—	(2,506,649,247)	(2,506,649,247)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
Summary of Portfolio of Financial Instruments Composed of Debt Instruments and DFI	This portfolio of financial instruments is composed of debt instruments as shown below:

		*Notional Amounts As of June 30, 2023
	Reference Rate	(in thousands of U.S. dollars)
Debt	LIBOR 1M USD	450,101
	LIBOR 3M USD	206,370
	LIBOR 6M USD	701,113

*Note: Notional amounts with maturity after June 30, 2023
In the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

		*Notional Amounts As of June 30, 2023
	Reference Rate	(in thousands of pesos)
Debt	TIIE 28D MXN	106,238,606
	TIIE 91D MXN	29,060,976
DFI	TIIE 28D MXN	32,505,574

*Note: Notional amounts with maturity after June 30, 2023.